UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited


                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
CONSUMER DISCRETIONARY--18.6%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Continental AG                                                               245,498    $    19,481,208
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.1%
Honda Motor Co.                                                              100,879          5,421,934
-----------------------------------------------------------------------------------------------------------
Porsche AG, Preferred                                                          8,049          6,280,342
-----------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                           268,500         10,992,619
                                                                                        ------------------
                                                                                             22,694,895
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                                               162,700          8,027,618
-----------------------------------------------------------------------------------------------------------
William Hill plc                                                             749,400          7,973,019
                                                                                        ------------------
                                                                                             16,000,637
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.0%
Daito Trust Construction Co. Ltd.                                            158,632          6,642,100
-----------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                 39,224          4,427,743
-----------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                                   214,200          5,639,276
-----------------------------------------------------------------------------------------------------------
Sony Corp.                                                                   145,300          4,856,898
                                                                                        ------------------
                                                                                             21,566,017
-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.1%
Great Universal Stores (The) plc                                             290,430          4,780,431
-----------------------------------------------------------------------------------------------------------
GS Home Shopping, Inc.                                                       106,844          9,992,822
-----------------------------------------------------------------------------------------------------------
Next plc                                                                     297,030          8,106,176
                                                                                        ------------------
                                                                                             22,879,429
-----------------------------------------------------------------------------------------------------------
MEDIA--4.5%
British Sky Broadcasting Group plc                                           199,599          2,057,242
-----------------------------------------------------------------------------------------------------------
Gestevision Telecinco SA                                                     123,989          2,888,071
-----------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                             137,200          8,616,160
-----------------------------------------------------------------------------------------------------------
Mediaset SpA                                                                 633,800          7,834,827
-----------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                                      149,794          2,561,535
-----------------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                               252,536          3,081,212
-----------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                               168,440          4,539,594
-----------------------------------------------------------------------------------------------------------
Sogecable SA 1                                                                90,700          3,170,030
-----------------------------------------------------------------------------------------------------------
Vivendi Universal SA                                                         230,440          7,269,694
-----------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                         1,666,400          7,199,302
                                                                                        ------------------
                                                                                             49,217,667
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
Hennes & Mauritz AB, B Shares                                                493,800         17,245,582
-----------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                142,600          3,887,955
-----------------------------------------------------------------------------------------------------------
New Dixons Group plc                                                         884,231          2,422,492
                                                                                        ------------------
                                                                                             23,556,029
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.5%
Compagnie Financiere Richemont AG, A Shares                                  171,134          6,508,361
-----------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                          558,800         12,891,619
-----------------------------------------------------------------------------------------------------------
Puma AG                                                                       20,661          5,589,841
-----------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                                  20,728          2,875,905
                                                                                        ------------------
                                                                                             27,865,726


1                    |                     Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited



                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--2.2%
Foster's Group Ltd.                                                          646,617    $     2,819,236
-----------------------------------------------------------------------------------------------------------
Heineken NV                                                                  262,825          8,492,032
-----------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                              73,690         12,791,225
                                                                                        ------------------
                                                                                             24,102,493
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Carrefour SA                                                                  40,750          1,893,794
-----------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                            697,480          2,281,429
-----------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                              255,964          3,150,138
                                                                                        ------------------
                                                                                              7,325,361
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Cadbury Schweppes plc                                                        598,060          5,920,302
-----------------------------------------------------------------------------------------------------------
Nestle SA                                                                     21,358          5,994,750
-----------------------------------------------------------------------------------------------------------
Unilever plc                                                                 471,070          4,758,703
                                                                                        ------------------
                                                                                             16,673,755
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
L'Oreal SA                                                                   114,850          9,257,470
ENERGY--6.4%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Technip SA                                                                   408,810         23,578,668
-----------------------------------------------------------------------------------------------------------
OIL & GAS--4.3%
BG Group plc                                                                 881,150          7,962,415
-----------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                  200,000         13,676,000
-----------------------------------------------------------------------------------------------------------
Neste Oil Oyj 1                                                               96,100          3,230,720
-----------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                            71,860         18,892,096
-----------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                 76,600          2,970,548
                                                                                        ------------------
                                                                                             46,731,779
FINANCIALS--19.0%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
3i Group plc                                                                 778,784          9,885,537
-----------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                          121,369          5,284,867
-----------------------------------------------------------------------------------------------------------
UBS AG                                                                        61,371          5,040,661
                                                                                        ------------------
                                                                                             20,211,065
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--10.0%
ABN Amro Holding NV                                                           83,200          2,002,220
-----------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                     1,453,585         19,600,632
-----------------------------------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank 1                                            105,539          2,992,075
-----------------------------------------------------------------------------------------------------------
Commerzbank AG                                                               228,724          5,972,775
-----------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                               495,700         11,589,466
-----------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                       1,607,000          8,827,954
-----------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                         1,903         19,587,471
-----------------------------------------------------------------------------------------------------------
National Australia Bank Ltd.                                                 137,002          3,236,675
-----------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                       652,081         19,054,391
-----------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                       98,170         10,662,560
-----------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                      999,300          5,715,220
                                                                                        ------------------
                                                                                            109,241,439
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Mediobanca SpA                                                               333,400          6,519,982


2                    |                     Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited



                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Collins Stewart Tullett plc                                                1,830,121    $    20,353,107
-----------------------------------------------------------------------------------------------------------
MLP AG                                                                       137,792          2,655,306
                                                                                        ------------------
                                                                                             23,008,413
-----------------------------------------------------------------------------------------------------------
INSURANCE--2.0%
Alleanza Assicurazioni SpA                                                   407,700          4,615,703
-----------------------------------------------------------------------------------------------------------
Allianz AG                                                                    64,994          8,436,983
-----------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                   1,628,859          9,106,713
                                                                                        ------------------
                                                                                             22,159,399
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
Solidere, GDR 1,2                                                            800,935         10,612,389
-----------------------------------------------------------------------------------------------------------
Solidere, GDR 1                                                               76,157          1,009,080
-----------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                                       728,000          9,364,510
                                                                                        ------------------
                                                                                             20,985,979
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development Finance Corp. Ltd.                                       265,500          5,456,847
HEALTH CARE--13.0%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.5%
Art Advanced Research Technologies, Inc. 1,3                                 389,400            262,432
-----------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc. 1,3,4                             1,901,125          1,281,243
-----------------------------------------------------------------------------------------------------------
Essilor International SA                                                     114,700          8,950,214
-----------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1,3                                                        710,800          2,728,292
-----------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                 55,092          6,633,356
-----------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                 283,700          8,163,241
-----------------------------------------------------------------------------------------------------------
William Demant Holding AS 1                                                  209,200         10,039,402
                                                                                        ------------------
                                                                                             38,058,180
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Nicox SA 1                                                                 1,332,479          6,887,853
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.9%
Astellas Pharma, Inc.                                                        108,600          3,874,936
-----------------------------------------------------------------------------------------------------------
AstraZeneca plc                                                               41,520          1,902,804
-----------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                          139,796          3,394,799
-----------------------------------------------------------------------------------------------------------
H. Lundbeck AS                                                                97,100          2,529,838
-----------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,4                                                 1,750,000         11,198,940
-----------------------------------------------------------------------------------------------------------
NeuroSearch AS 1                                                             228,200          5,756,764
-----------------------------------------------------------------------------------------------------------
Novogen Ltd. 1,3                                                           6,323,015         23,187,267
-----------------------------------------------------------------------------------------------------------
Oxagen Ltd. 1,4                                                              214,287             16,907
-----------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                             83,255         11,546,265
-----------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                            169,550         14,550,573
-----------------------------------------------------------------------------------------------------------
Schering AG                                                                   72,251          4,568,222
-----------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                          198,000          2,565,110
-----------------------------------------------------------------------------------------------------------
SkyePharma plc 1                                                           3,340,500          3,582,935
-----------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                               112,000          6,068,864
-----------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                            70,000          2,270,800
                                                                                        ------------------
                                                                                             97,015,024
INDUSTRIALS--11.8%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Empresa Brasileira de Aeronautica SA, Preference                           2,238,246         20,074,892


3                    |                     Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited



                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
AIRLINES--0.9%
easyJet plc 1                                                              1,828,864    $     9,659,962
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.5%
BTG plc 1                                                                  2,170,784          8,687,206
-----------------------------------------------------------------------------------------------------------
Capita Group plc                                                           1,458,520          9,619,509
-----------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                            280,549          6,444,650
-----------------------------------------------------------------------------------------------------------
Randstad Holding NV                                                           72,783          2,775,417
                                                                                        ------------------
                                                                                             27,526,782
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Koninklijke Boskalis Westminster NV                                           70,256          3,076,956
-----------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                       547,231          6,189,639
-----------------------------------------------------------------------------------------------------------
Vinci SA                                                                      65,250          5,795,921
                                                                                        ------------------
                                                                                             15,062,516
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.3%
ABB Ltd. 1                                                                   951,775          6,912,518
-----------------------------------------------------------------------------------------------------------
Ushio, Inc.                                                                  376,000          7,453,171
                                                                                        ------------------
                                                                                             14,365,689
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.6%
Aalberts Industries NV                                                       355,780         18,434,879
-----------------------------------------------------------------------------------------------------------
Siemens AG                                                                   130,596          9,948,929
                                                                                        ------------------
                                                                                             28,383,808
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Hyundai Heavy Industries Co. Ltd.                                             93,912          6,296,596
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
Bunzl plc                                                                    751,970          7,394,448
INFORMATION TECHNOLOGY--15.8%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.8%
Nokia Oyj                                                                    330,200          5,198,852
-----------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                  7,346,500         25,635,317
                                                                                        ------------------
                                                                                             30,834,169
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
Benq Corp.                                                                 5,174,000          4,851,946
-----------------------------------------------------------------------------------------------------------
Logitech International SA 1                                                  199,870          7,465,964
                                                                                        ------------------
                                                                                             12,317,910
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.7%
Electrocomponents plc                                                        600,570          2,851,009
-----------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                    74,100          9,694,919
-----------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                 38,100          9,008,568
-----------------------------------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                                              356,220          8,569,900
-----------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                   84,300          9,597,797
-----------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                               680,000         12,175,845
-----------------------------------------------------------------------------------------------------------
Omron Corp.                                                                  223,318          4,942,895
-----------------------------------------------------------------------------------------------------------
Tandberg ASA                                                               1,326,200         16,259,687
                                                                                        ------------------
                                                                                             73,100,620
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo Japan Corp.                                                              1,780          4,220,402
-----------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
Infosys Technologies Ltd.                                                    217,039         11,714,683
-----------------------------------------------------------------------------------------------------------


4                    |                     Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited



                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
United Internet AG                                                            88,125    $     2,943,045
                                                                                        ------------------
                                                                                             14,657,728
-----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Canon, Inc.                                                                  242,000         12,251,653
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
ASM International NV 1                                                       402,300          6,255,765
-----------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                        9,900          5,231,438
                                                                                        ------------------
                                                                                             11,487,203
-----------------------------------------------------------------------------------------------------------
SOFTWARE--1.3%
Autonomy Corp. plc 1                                                         954,869          5,990,093
-----------------------------------------------------------------------------------------------------------
Business Objects SA 1                                                        114,230          3,815,527
-----------------------------------------------------------------------------------------------------------
Enix Corp.                                                                    66,500          1,821,831
-----------------------------------------------------------------------------------------------------------
UbiSoft Entertainment SA 1                                                    56,236          2,896,763
                                                                                        ------------------
                                                                                             14,524,214
MATERIALS--4.8%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--1.8%
Filtrona plc 1                                                               406,630          1,793,975
-----------------------------------------------------------------------------------------------------------
Nufarm Ltd.                                                                  683,392          5,362,809
-----------------------------------------------------------------------------------------------------------
Sika AG 1                                                                      9,389          7,254,662
-----------------------------------------------------------------------------------------------------------
Syngenta AG 1                                                                 49,419          5,277,686
                                                                                        ------------------
                                                                                             19,689,132
-----------------------------------------------------------------------------------------------------------
METALS & MINING--3.0%
Companhia Vale do Rio Doce, Sponsored ADR                                    404,500         12,135,000
-----------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                114,700         12,076,236
-----------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                254,500          9,062,588
                                                                                        ------------------
                                                                                             33,273,824
TELECOMMUNICATION SERVICES--3.9%
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.9%
KDDI Corp.                                                                     2,191         11,606,037
-----------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                     124,234          2,641,215
-----------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                        10,503,223         28,870,307
                                                                                        ------------------
                                                                                             43,117,559
UTILITIES--0.7%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj                                                                   384,400          7,488,158
                                                                                        ------------------
Total Common Stocks (Cost $776,529,117)                                                   1,086,202,580
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
Art Advanced Research Technologies, Inc., Cv. 1,3                          3,096,218          2,086,664
-----------------------------------------------------------------------------------------------------------
Ceres Group, Inc.:                                                            44,515            289,348
$4.00 Cv., Series C-1 1,4
Cv., Series C 1,4                                                            600,000          3,900,000
Cv., Series D 1,4                                                            418,000          2,717,000
                                                                                        ------------------
Total Preferred Stocks (Cost $7,987,691)                                                      8,993,012


5                    |                     Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited


                                                                               UNITS              VALUE
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Ceres Group, Inc.:
Series C Wts., Exp. 8/28/06 1,4                                               20,032    $            --
Series D Wts., Exp. 12/31/30 1,4                                              41,800                 --
                                                                                        ------------------
Total Rights, Warrants and Certificates (Cost $0)                                                    --
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $784,516,808)                                100.0%     1,095,195,592
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                            0.0            (10,251)
                                                                     -------------------------------------
NET ASSETS                                                                     100.0%  $  1,095,185,341
                                                                     =====================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,612,389 or 0.97% of the Fund's net assets as of August 31, 2005.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2005 amounts to $29,545,898. Transactions during the period in which the issuer was an affiliate are as follows:



                                  SHARES      GROSS       GROSS           SHARES
                       NOVEMBER 30, 2004  ADDITIONS  REDUCTIONS  AUGUST 31, 2005
--------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.             1,901,125         --          --        1,901,125

Art Advanced Research
Technologies, Inc.               389,400         --          --          389,400

Art Advanced Research
Technologies, Inc., Cv                --  3,096,218          --        3,096,218

Novogen Ltd.                   6,323,015         --          --        6,323,015

Ortivus AB, Cl. B                710,800         --          --          710,800





                                                                        DIVIDEND
                                                          VALUE           INCOME
--------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                                  $ 1,281,243    $          --

Art Advanced Research
Technologies, Inc.                                      262,432               --

Art Advanced Research
Technologies, Inc., Cv.                               2,086,664               --

Novogen Ltd.                                         23,187,267               --

Ortivus AB, Cl. B                                     2,728,292               --
                                                   -----------------------------
                                                    $29,545,898    $          --
                                                   =============================


4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of August 31, 2005 was $19,403,438, which represents 1.77% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.


6                    |                     Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited




DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                      VALUE          PERCENT
-------------------------------------------------------------------------------
United Kingdom                                $    202,057,786            18.4%
Japan                                              177,708,655            16.2
France                                             136,209,695            12.4
Switzerland                                         70,794,995             6.5
Australia                                           69,894,164             6.4
Germany                                             68,868,726             6.3
The Netherlands                                     46,676,545             4.3
Sweden                                              45,609,191             4.2
Italy                                               37,577,351             3.4
India                                               35,960,298             3.3
Brazil                                              32,209,892             2.9
Korea, Republic of South                            24,162,071             2.2
Ireland                                             19,600,632             1.8
Norway                                              19,230,235             1.8
Denmark                                             18,326,004             1.7
Spain                                               16,390,706             1.5
Finland                                             15,917,730             1.4
United States                                       14,933,966             1.4
South Africa                                        12,076,236             1.1
Lebanon                                             11,621,469             1.1
Mexico                                               8,616,160             0.8
Taiwan                                               4,851,946             0.4
Canada                                               3,630,339             0.3
Israel                                               2,270,800             0.2
                                               --------------------------------
Total                                          $ 1,095,195,592            100.0%
                                               ================================


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $794,972,162
                                              =============

Gross unrealized appreciation                 $331,775,074
Gross unrealized depreciation                  (31,551,644)
                                              -------------
Net unrealized appreciation                   $300,223,430
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued


7                    |                     Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited


based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

ILLIQUID OR RESTRICTED SECURITIES
As of August 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


8                    |                     Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited


                                                                                                   UNREALIZED
                                                 ACQUISITION                  VALUATION AS OF    APPRECIATION
SECURITY                                               DATES         COST     AUGUST 31, 2005  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                                   6/19/01  $ 7,500,000         $ 1,281,243    $(6,218,757)
Ceres Group, Inc., $4.00 Cv., Series C-1              2/6/01      178,060             289,348         111,288
Ceres Group, Inc., Cv., Series C                      1/6/99    2,400,000           3,900,000       1,500,000
Ceres Group, Inc., Cv., Series D                     3/15/01    2,508,000           2,717,000         209,000
Ceres Group, Inc., Series C  Wts.,
Exp. 8/28/06                                        10/25/01           --                  --              --
Ceres Group, Inc., Series D Wts.,
Exp. 12/31/30                                        10/4/01           --                  --              --
Marshall Edwards, Inc.                       5/6/02-11/20/03    7,000,000          11,198,940       4,198,940
Oxagen Ltd.                                         12/20/00    2,210,700              16,907     (2,193,793)
                                                              ------------------------------------------------
                                                              $21,796,760         $19,403,438    $(2,393,322)
                                                              ================================================


9                    |                     Oppenheimer International Growth Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By:   s/s John V. Murphy
      ------------------
      John V. Murphy

      Principal Executive Officer

Date: October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   s/s John V. Murphy
      ------------------
      John V. Murphy

      Principal Executive Officer

Date: October 17, 2005


By:   s/s Brian W. Wixted
      -------------------
      Brian W. Wixted

      Principal Financial Officer

Date: October 17, 2005